Prepaid Expenses and Other Current Assets (Details) - Summary of prepaid expenses and other current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Research and development costs	$ 500,300	$ 90,570		$ 87,932
Insurance		15,226		11,512
Insurance and other	44,982	16,726
Other		1,500
Total prepaid expenses and other current assets	$ 545,282	$ 107,296	[1]	$ 99,444

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.